Average Annual Total Returns - First Trust RiverFront Dynamic Developed International ETF	First Trust RiverFront Dynamic Developed International ETF 1 Year	First Trust RiverFront Dynamic Developed International ETF Since Inception	First Trust RiverFront Dynamic Developed International ETF Inception Date	First Trust RiverFront Dynamic Developed International ETF After tax on distributions 1 Year	First Trust RiverFront Dynamic Developed International ETF After tax on distributions Since Inception	First Trust RiverFront Dynamic Developed International ETF After tax on distributions and sale of fund shares 1 Year	First Trust RiverFront Dynamic Developed International ETF After tax on distributions and sale of fund shares Since Inception	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.28%	7.64%	Apr. 13, 2016	8.57%	6.69%	5.42%	5.52%	7.82%	8.37%